April 2, 1998




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  SunAmerica Series Trust
          File Nos. 33-52742 and 811-7238

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund dated April 1, 1998, no changes were made from the Prospectus and Statement of
Additional Information contained in Post-Effective Amendment No. 15 to the Fund's Registration
Statement on Form N-1A, which was filed with the Securities and Exchange Commission on
March 27, 1998.

     Please provide a Notice of Acceptance for receipt of this filing.


                                        Very truly yours,



                                        _____________________
                                        Robert M. Zakem
                                        Senior Vice President and
                                             General Counsel